CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)			3 Months Ended	6 Months Ended
		Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
General and administrative expenses		$ 28,197	$ 847,965	$ 1,060,323	$ 110,502
Loss from operations		(28,197)	(847,965)	(1,060,323)	(110,502)
Other income:
Interest earned on marketable securities held in Trust Account		0	1,535,419	2,396,125	324
Net income (loss)		$ (28,197)	$ 687,454	$ 1,335,802	$ (110,178)
Class A Ordinary Shares [Member]
Other income:
Weighted average shares outstanding, basic		0	18,297,994	14,254,238
Basic net income per share		$ 0	$ 0.03	$ 0.07
Weighted average shares outstanding, diluted		0	18,297,994	14,254,238
Diluted net income per share		$ 0	$ 0.03	$ 0.07
Class B Ordinary Shares [Member]
Other income:
Weighted average shares outstanding, basic	[1]	5,000,000	5,750,000	5,584,254
Basic net income per share		$ (0.01)	$ 0.03	$ 0.07	$ (0.02)
Weighted average shares outstanding, diluted	[1]	0	5,750,000	5,750,000
Diluted net income per share		$ 0	$ 0.03	$ 0.07	$ (0.02)
Weighted average shares outstanding, Class B ordinary shares	[2]				5,000,000

[1]	This number includes an aggregate of up to 750,000 Class B Ordinary Shares that were subject to forfeiture if the over-allotment option had not been exercised in full or in part by the underwriters. On February 6, 2026, the underwriters exercised their over-allotment option in full to be settled as part of the closing of the Initial Public Offering. As a result of the underwriters’ election to fully exercise their over-allotment option, those 750,000 Founder Shares are no longer subject to forfeiture by the Sponsor (see Note 4).
[2]	This number excludes an aggregate of up to 750,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On February 6, 2026, the underwriters exercised their over-allotment option in full to be settled as part of the closing of the Initial Public Offering. As a result of the underwriters’ election to fully exercise their over-allotment option, 750,000 Founder Shares are no longer subject to forfeiture by the Sponsor (Note 4).